FINANCIAL INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
FINANCIAL INCOME (LOSS) [Abstract]
Interest income	$ 82	$ 190
Change in fair value of Exchange Option and embedded derivatives and outstanding options to non-employee within research and development funding arrangements	571	1,313
Financial income from selling of Evogene shares	1,453
Exchange rate differences and others	164	(171)
Financial income, net	$ 2,270	$ 1,332